Schedule of property, plant and equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance		$ 21,786,365
Ending balance		20,762,483	$ 21,786,365
Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]	18,531,991
Ending balance	[1]	17,864,113	18,531,991
Property and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance		2,856,380
Ending balance		2,642,685	2,856,380
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance		238,885
Ending balance		142,914	238,885
Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning balance		2,709
Ending balance		2,107	2,709
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance		151,442
Ending balance		107,068	151,442
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance		4,958
Ending balance		3,596	4,958
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance		26,755,143	26,735,336
Additions		578,214	651,044
Disposal			(66,695)
Lease modifications			8,230
Revaluation			(910,055)
Exchange difference			337,283
Ending balance		27,333,357	26,755,143
Gross carrying amount [member] | Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]	19,264,346	19,828,888
Additions	[1]	273,461
Disposal	[1]
Lease modifications	[1]		8,230
Revaluation	[1]		(910,055)
Exchange difference	[1]		337,283
Ending balance	[1]	19,537,807	19,264,346
Gross carrying amount [member] | Property and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance		4,960,307	4,385,903
Additions		304,626	580,125
Disposal			(5,721)
Lease modifications
Revaluation
Exchange difference
Ending balance		5,264,933	4,960,307
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,213,687	1,213,687
Additions
Disposal
Lease modifications
Revaluation
Exchange difference
Ending balance		1,213,687	1,213,687
Gross carrying amount [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning balance		490,239	487,229
Additions			3,010
Disposal
Lease modifications
Revaluation
Exchange difference
Ending balance		490,239	490,239
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance		694,591	692,142
Additions			63,423
Disposal			(60,974)
Lease modifications
Revaluation
Exchange difference
Ending balance		694,591	694,591
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance		131,973	127,487
Additions		127	4,486
Disposal
Lease modifications
Revaluation
Exchange difference
Ending balance		132,100	131,973
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance		4,968,778	4,242,053
Disposal			(51,713)
Revaluation			(723,371)
Depreciation charge		1,602,096	1,501,809
Ending balance		6,570,874	4,968,778
Accumulated depreciation [member] | Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]	732,355	523,495
Disposal	[1]
Revaluation	[1]		(723,371)
Depreciation charge	[1]	941,339	932,231
Ending balance	[1]	1,673,694	732,355
Accumulated depreciation [member] | Property and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance		2,103,927	1,689,985
Disposal			(2,574)
Revaluation
Depreciation charge		518,321	416,516
Ending balance		2,622,248	2,103,927
Accumulated depreciation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance		974,802	874,266
Disposal
Revaluation
Depreciation charge		95,971	100,536
Ending balance		1,070,773	974,802
Accumulated depreciation [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning balance		487,530	486,040
Disposal
Revaluation
Depreciation charge		602	1,490
Ending balance		488,132	487,530
Accumulated depreciation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance		543,149	545,593
Disposal			(49,139)
Revaluation
Depreciation charge		44,374	46,695
Ending balance		587,523	543,149
Accumulated depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance		127,015	122,674
Disposal
Revaluation
Depreciation charge		1,489	4,341
Ending balance		$ 128,504	$ 127,015

[1]	Leasehold land and buildings are measured at fair value less accumulated depreciation and impairment losses recognized after the date of the revaluation.